Segment Information - Schedule of Reportable Segment (Details) - USD ($)	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024
Schedule of Operating Segment [Abstract]
Revenue	$ 6,122,827	$ 4,387,569	$ 7,925,428
Cost of revenue	(5,982,436)	(4,212,332)	(7,384,144)
Selling and marketing expenses	(54,776)	(38,863)	(33,445)
General and administrative expenses	(1,063,769)	(658,888)	(626,536)
Unrealized losses on digital assets	(867,554)
Unrealized gains on investment in equity securities, net	1,263,002
Other segment items	(65,992)	(40,633)	(99,426)
Net loss of single operating segment	$ (648,698)	$ (563,147)	$ (218,123)